Income Taxes	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Taxes

Note 11 — Income Taxes

The Company’s taxable income primarily consists of interest income on the Trust Account. The Company’s general and administrative expenses are generally considered start-up costs and are not currently deductible. There was no income tax expense for the period from July 31, 2020 (inception) through December 31, 2020.

The income tax provision (benefit) consists of the following:

December 31, 2020
Current
Federal	$—
State	—
Deferred
Federal	(40,359)
State	—
Valuation allowance	40,359
Income tax provision	$—

The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax assets:
Net operating loss carryover	$17,537
Start-up/Organization costs	22,822
Total deferred tax assets	40,359
Valuation allowance	(40,359)
Deferred tax asset, net of allowance	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.

There were no unrecognized tax benefits as of December 31, 2020. No amounts were accrued for the payment of interest and penalties at December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

December 31,2020
Statutory Federal income tax rate	21.0%
Financing cost - derivative warrant liabilities	(16.72)%
Change in fair value of derivative warrant
liabilities	(2.92)%
Change in Valuation Allowance	(1.4)%
Income Taxes Benefit	0.0%

Note 10. Income Taxes

The Company’s taxable income primarily consists of interest income on the Trust Account. The Company’s general and administrative expenses are generally considered start-up costs and are not currently deductible. There was no income tax expense for the period from July 31, 2020 (inception) through December 31, 2021.

The income tax provision (benefit) consists of the following:

	December 31, 2021	December 31, 2020
Current
Federal	$—	$—
State	—	—
Deferred
Federal	(1,111,168)	(40,359)
State	—	—
Valuation allowance	1,111,168	40,359
Income tax provision	$—	$—

The Company’s net deferred tax assets are as follows:

	December 31, 2021	December 31, 2020
Deferred tax assets:
Net operating loss carryover	$5,630	$17,537
Start-up/Organization costs	1,105,538	22,822
Total deferred tax assets	1,111,168	40,359
Valuation allowance	(1,111,168)	(40,359)
Deferred tax asset, net of allowance	$—	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.

There were no unrecognized tax benefits as of December 31, 2021 and 2020. No amounts were accrued for the payment of interest and penalties at December 31, 2021 and 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

	December 31, 2021	December 31, 2020
Statutory Federal income tax rate	21.0%	21.0%
Financing cost - derivative warrant liabilities	0.0%	(2.92)%
Change in fair value of derivative warrant liabilities	1.67%	(16.72)%
Change in Valuation Allowance	(22.7)%	(1.4)%
Income Taxes Expense (Benefit) .	0.0%	0.0%

Inspirato LLC
Income Taxes

(6)Income Taxes

The Company is a partnership for U.S. federal, state, and local income tax purposes and makes no provision for such taxes, as its taxable income and losses are taken into account by the members of the limited liability company. The Company is qualified and intends to continue to qualify as a partnership for tax purposes.

The Company is required to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position. As required by this standard, the Company performed a review of its material tax positions in accordance with recognition and measurement standards. The Company had no uncertain income tax positions at December 31, 2020 or 2021.The Company believes that there are no jurisdictions in which the outcome of these unresolved issues would result in a material adverse impact on the results of its operations, financial position, or cash flows.

The Company files income tax returns in the U.S., Italy, Mexico, and various other jurisdictions. Interest and penalties associated with tax positions are recorded in the period assessed. However, no interest or penalties have been assessed as of December 31, 2020 and 2021.